FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

NOTE 6—FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS

Marketable Debt Securities

At December 31, 2020, current available-for-sale marketable debt securities are as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

	(In thousands)
Treasury discount notes	$224,976	$3	$—	$224,979
Total available-for-sale marketable debt securities	$224,976	$3	$—	$224,979

The Company did not hold any marketable debt securities at December 31, 2019.

The contractual maturities of debt securities classified as current available-for-sale at December 31, 2020 are within one year. There are no investments in available-for-sale marketable debt securities that have been in a continuous unrealized loss position for longer than twelve months as of December 31, 2020.

Investment in MGM Resorts International

	December 31,
	2020	2019

	(In thousands)
Investment in MGM Resorts International (“MGM”)	$1,860,158	$—

During the year ended December 31, 2020, the Company purchased 59.0 million shares of MGM. The fair value of the investment in MGM is remeasured each reporting period based upon MGM’s closing stock price on the New York Stock Exchange and any unrealized gains or losses are included in the accompanying statement of operations. For the year ended December 31, 2020, the Company recognized an unrealized gain of $840.5 million on its investment in MGM.

Long-term Investments

Long-term investments consist of:

	December 31,
	2020	2019

	(In thousands)
Equity securities without readily determinable fair values	$296,491	$347,975
Equity method investment	1,152	—
Total long-term investments	$297,643	$347,975

Equity Securities without Readily Determinable Fair Values

During the first quarter of 2020, the Company recorded unrealized impairments of $51.5 million related to certain equity securities without readily determinable fair values due to the impact of COVID-19. All gains and losses on equity securities without readily determinable fair values, realized and unrealized, are recognized in “Other (expense) income, net” in the accompanying statement of operations.

The following table presents a summary of unrealized gains and losses recorded in other (expense) income, net, as adjustments to the carrying value of equity securities without readily determinable fair values held as of December 31, 2020 and 2019.

	Years Ended December 31,
	2020	2019

	(In thousands)
Upward adjustments (gross unrealized gains)	$—	$19,698
Downward adjustments including impairments (gross unrealized losses)	(51,484)	(1,193)
Total	$(51,484)	$18,505

The cumulative upward and downward adjustments (including impairments) to the carrying value of equity securities without readily determinable fair values held at December 31, 2020 were $19.7 million and $43.5 million, respectively.

Realized and unrealized gains and losses for the Company’s marketable equity securities and investments without readily determinable fair values for the years ended December 31, 2020 and 2019 are as follows:

	Years Ended December 31,
	2020	2019	2018

	(In thousands)
Realized gains, net, for equity securities sold	$2,161	$22,880	$27,366
Unrealized gains, net, on equity securities held	797,565	18,505	126,063
Total gains recognized, net	$799,726	$41,385	$153,429

Equity Method Investment

During the fourth quarter of 2020, the Company acquired 0.3 million common shares of Turo Inc. (“Turo”), a peer-to-peer car sharing marketplace, for approximately $1.1 million, which is accounted for under the equity method of accounting on a one quarter lag, given the Company’s preexisting ownership interest of approximately 26.8% on a fully diluted basis in the form of preferred shares, which are not common stock equivalents.

Fair Value Measurements

The following tables present the Company’s financial instruments that are measured at fair value on a recurring basis:

	December 31, 2020
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Fair Value
	(Level 1)	(Level 2)	(Level 3)	Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$1,874,091	$—	$—	$1,874,091
Treasury discount notes	—	1,224,966	—	1,224,966
Time deposits	—	3,265	—	3,265
Marketable debt securities:
Treasury discount notes	—	224,979	—	224,979
Investment in MGM Resorts International	1,860,158	—	—	1,860,158
Other non-current assets:
Warrant	—	—	5,276	5,276
Total	$3,734,249	$1,453,210	$5,276	$5,192,735

Liabilities:
Contingent consideration arrangement	$—	$—	$—	$—

	December 31, 2019
	Quoted Market	Significant
	Prices in Active	Other	Significant
	Markets for	Observable	Unobservable	Total
	Identical Assets	Inputs	Inputs	Fair Value
	(Level 1)	(Level 2)	(Level 3)	Measurements

	(In thousands)
Assets:
Cash equivalents:
Money market funds	$699,589	$—	$—	$699,589
Time deposits	—	23,075	—	23,075
Other non-current assets:
Warrant	—	—	8,495	8,495
Total	$699,589	$23,075	$8,495	$731,159

Liabilities:
Contingent consideration arrangement	$—	$—	$(6,918)	$(6,918)

The following table presents the changes in the Company’s financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Years Ended December 31,
	2020		2019
		Contingent		Contingent
		Consideration		Consideration
	Warrant	Arrangements	Warrant	Arrangement

	(In thousands)
Balance at January 1	$8,495	$(6,918)	$—	$(26,657)
Fair value at date of acquisition	—	(1,000)	17,618	—
Total net (losses) gains:
Included in earnings:
Fair value adjustments	(3,219)	6,918	(9,123)	19,739
Settlements	—	1,000	—	—
Balance at December 31	$5,276	$—	$8,495	$(6,918)

Warrant

In the third quarter of 2019, the Company made a $250 million investment in Turo preferred shares. As part of its investment, the Company received a warrant that is net settleable at the Company’s option and is recorded at fair value each reporting period with any change included in “Other (expense) income, net” in the accompanying statement of operations. The warrant is measured using significant unobservable inputs and is classified in the fair value hierarchy table as Level 3. The warrant is included in “Other non-current assets” in the accompanying balance sheet.

Contingent consideration arrangement

At December 31, 2020, the Company has one outstanding contingent consideration arrangement related to a business acquisition. The maximum contingent payments related to this arrangement for periods subsequent to December 31, 2020, which is the end of the most recent measurement period, is $15.0 million. At December 31, 2020, the Company does not expect to make any payments related to this contingent consideration arrangement. In connection with the Care.com acquisition on February 11, 2020, the Company assumed a contingent consideration arrangement liability of $1.0 million, which was subsequently paid and settled during the first quarter of 2020.

Generally, our contingent consideration arrangements are based upon financial performance and/or operating metric targets and the Company generally determines the fair value of the contingent consideration arrangements by using probability-weighted analyses to determine the amounts of the gross liability, and, if the arrangements are initially long-term in nature, applying a discount rate that appropriately captures the risks associated with the obligations to determine the net amount reflected in the financial statements.

The fair value of contingent consideration arrangements is sensitive to changes in the expected achievement of the applicable targets and changes in discount rates. The Company remeasures the fair value of the contingent consideration arrangements each reporting period, including the accretion of the discount, if applicable, and changes are recognized in “General and administrative expense” in the accompanying statement of operations. There is no contingent consideration liability outstanding at December 31, 2020. The contingent consideration arrangement liability at December 31, 2019 includes a non-current portion of $6.9 million and, is included in “Other long-term liabilities” in the accompanying balance sheet.

Financial instruments measured at fair value only for disclosure purposes

The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes:

	December 31, 2020		December 31, 2019
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

	(In thousands)
Notes receivable—related party, current	$—	$—	$55,251	$55,251
Current portion of long-term debt	$—	$—	$(13,750)	$(13,681)
Long-term debt, net(a)	$(712,277)	$(725,700)	$(231,946)	$(232,581)
(a)	At December 31, 2020 and 2019, the carrying value of long-term debt, net includes unamortized original issue discount and debt issuance costs of $7.7 million and $1.8 million, respectively.

At December 31, 2020 and 2019, the fair value of long-term debt, including the current portion, is estimated using observable market prices or indices for similar liabilities, which are Level 2 inputs.